Statement of Investments

January 31, 2022 (unaudited)

Aberdeen Australia Equity Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value (US$)

LONG-TERM INVESTMENTS — 102.7%
COMMON STOCKS — 102.7%
AUSTRALIA — 90.6%
59,800	Altium Ltd.	Software— 1.1%	$1,528,730
179,842	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure— 3.9%	5,213,218
64,500	ASX Ltd.	Capital Markets— 2.8%	3,825,400
276,500	Australia & New Zealand Banking Group Ltd.	Banks— 3.9%	5,225,528
1,530,200	Beach Energy Ltd.	Oil, Gas & Consumable Fuels— 1.2%	1,616,397
449,800	BHP Group Ltd.	Metals & Mining— 10.5%	14,197,843
155,300	Charter Hall Group	Equity Real Estate Investment Trusts (REIT)— 1.4%	1,860,161
27,800	Cochlear Ltd.	Health Care— 2.8%	3,812,295
185,500	Commonwealth Bank of Australia	Banks— 9.2%	12,370,946
52,855	CSL Ltd.	Biotechnology— 7.2%	9,790,997
379,000	Endeavour Group Ltd.	Food & Staples Retailing— 1.3%	1,692,847
1,031,400	Evolution Mining Ltd.	Metals & Mining— 1.9%	2,591,321
322,100	Goodman Group, REIT	Equity Real Estate Investment Trusts (REIT)— 3.9%	5,318,427
75,000	IDP Education Ltd.	Diversified Consumer Services— 1.2%	1,567,677
544,500	Insurance Australia Group Ltd.	Insurance— 1.2%	1,642,416
63,700	James Hardie Industries PLC	Construction Materials— 1.6%	2,143,838
49,100	Macquarie Group Ltd.	Capital Markets— 4.8%	6,417,935
745,200	Medibank Pvt Ltd.	Insurance— 1.2%	1,632,935
137,200	Megaport Ltd. (a)	Information Technology Services— 1.0%	1,319,833
1,433,400	Mirvac Group, REIT	Equity Real Estate Investment Trusts (REIT)— 2.0%	2,656,325
419,700	National Australia Bank Ltd.	Banks— 6.0%	8,098,298
337,200	Northern Star Resources Ltd.	Metals & Mining— 1.5%	2,009,686
213,500	OZ Minerals Ltd.	Metals & Mining— 2.7%	3,703,610
436,400	Pilbara Minerals Ltd. (a)	Metals & Mining— 0.8%	1,009,602
51,700	Pro Medicus Ltd.	Health Care Technology— 1.2%	1,669,596
51,900	Rio Tinto PLC - London Listing	Metals & Mining— 2.7%	3,658,188
1,721,800	Telstra Corp. Ltd.	Diversified Telecommunication Services— 3.5%	4,786,466
116,800	Wesfarmers Ltd.	Multiline Retail— 3.2%	4,358,101
199,600	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels— 2.6%	3,566,653
130,000	Woolworths Group Ltd.	Food & Staples Retailing— 2.3%	3,171,280
			122,456,549

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

January 31, 2022 (unaudited)

Aberdeen Australia Equity Fund, Inc.

NEW ZEALAND—9.8%
564,600	Auckland International Airport Ltd. (a)	Transportation Infrastructure— 2.0%	$2,690,335
120,100	Fisher & Paykel Healthcare Corp. Ltd.	Health Care— 1.7%	2,249,034
333,900	Mercury NZ Ltd. (a)	Electric Utilities— 0.9%	1,245,278
634,500	Spark New Zealand Ltd. (a)	Diversified Telecommunication Services— 1.4%	1,831,484
63,900	Xero Ltd. (a)	Software— 3.8%	5,176,248
			13,192,379
UNITED STATES—2.3%
8,943	Block, Inc.,GDR (a)	Information Technology Services— 0.7%	1,020,619
93,100	ResMed, Inc.,GDR	Health Care— 1.6%	2,114,621
			3,135,240
	Total Long-Term Investments—102.7% (cost $116,591,651)		138,784,168

Shares	Description	Value (US$)

SHORT-TERM INVESTMENT—1.5%
UNITED STATES—1.5%
2,055,442	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b)	2,055,442
	Total Short-Term Investment—1.5% (cost $2,055,442)	2,055,442
	Total Investments—104.2% (cost $118,647,093)	140,839,610
	Liabilities in Excess of Other Assets—(4.2)%	(5,691,726)
	Net Assets—100.0%	$135,147,884

(a)     Non-income producing security.

(b)     Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

GDR      Global Depositary Receipt

PLC       Public Limited Company

REIT     Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2022

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Australia Equity Fund, Inc.